All Other Assets (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Investments [Abstract]
Assets held for sale	$ 6,300		$ 50
Derivative instruments	617		863
Other Assets	55,218		53,984
Other Assets
Investments [Abstract]
Other Assets	55,218		53,984
Eliminations	(330)		(265)
GE
Investments [Abstract]
Assets held for sale	2,805	[1]	0	[1]
Contract costs and estimated earnings	13,990		12,522
Long-term Investments and Receivables, Net	766		993
Derivative instruments	783		623
Other	5,144		5,007
Other Assets	24,680	[1]	23,708	[1]
GE | Other Assets
Investments [Abstract]
Other Assets	24,680		23,708
GE | Other Assets | Investments [Member]
Investments [Abstract]
Associated companies - other assets	3,384		3,937
Other investments	613		626
Other Assets	3,997		4,563
GECC
Investments [Abstract]
Assets held for sale	3,474		50
Other Assets	30,868		30,541
GECC | Other Assets
Investments [Abstract]
Derivative instruments	1,701		974
Deferred borrowing costs	849		867
Advances to suppliers	1,406		2,328
Deferred acquistion costs	17		29
Other	3,819		3,961
Other Assets	30,868		30,541
GECC | Other Assets | Investments [Member]
Investments [Abstract]
Real estate	1,006		1,423
Associated companies - other assets	16,752		17,353
Assets held for sale	3,131		1,214
Cost method	566		1,462
Other investments	1,621		930
Other Assets	$ 23,076		$ 22,382

[1]	(a)Represents the adding together of all affiliated companies except General Electric Capital Corporation (GECC or Financial Services), which is presented on a one-line basis. See Note 1.